Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.6%
Boeing Co. (A)	8,017	$ 970,698
General Dynamics Corp.	3,259	691,462
Howmet Aerospace, Inc.	5,117	158,269
Huntington Ingalls Industries, Inc.	523	115,844
L3 Harris Technologies, Inc.	2,791	580,053
Lockheed Martin Corp.	3,315	1,280,551
Northrop Grumman Corp.	2,109	991,905
Raytheon Technologies Corp.	20,881	1,709,319
Textron, Inc.	3,056	178,043
TransDigm Group, Inc.	752	394,665

		7,070,809

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,752	168,735
Expeditors International of Washington, Inc.	2,288	202,053
FedEx Corp.	3,447	511,776
United Parcel Service, Inc., Class B	10,322	1,667,416

		2,549,980

Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,616	63,266
American Airlines Group, Inc. (A)	9,088	109,420
Delta Air Lines, Inc. (A)	9,157	256,945
Southwest Airlines Co. (A)	8,646	266,643
United Airlines Holdings, Inc. (A)	4,380	142,481

		838,755

Auto Components - 0.1%
Aptiv PLC (A)	3,943	308,382
BorgWarner, Inc.	3,699	116,149

		424,531

Automobiles - 2.6%
Ford Motor Co.	57,029	638,725
General Motors Co.	20,615	661,535
Tesla, Inc. (A)	37,923	10,059,076

		11,359,336

Banks - 3.7%
Bank of America Corp.	100,006	3,020,181
Citigroup, Inc.	27,986	1,166,177
Citizens Financial Group, Inc.	6,842	235,091
Comerica, Inc.	1,777	126,345
Fifth Third Bancorp	9,993	319,376
First Republic Bank	2,552	333,164
Huntington Bancshares, Inc.	20,583	271,284
JPMorgan Chase & Co.	41,783	4,366,324
KeyCorp	12,896	206,594
M&T Bank Corp.	2,548	449,263
PNC Financial Services Group, Inc.	5,970	892,037
Regions Financial Corp.	13,644	273,835
Signature Bank	948	143,148
SVB Financial Group (A)	839	281,719
Truist Financial Corp.	19,222	836,926
US Bancorp	19,522	787,127
Wells Fargo & Co.	54,074	2,174,856
Zions Bancorp NA	1,971	100,245

		15,983,692

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.9%
Brown-Forman Corp., Class B	2,503	$ 166,625
Coca-Cola Co.	55,550	3,111,911
Constellation Brands, Inc., Class A	2,357	541,356
Keurig Dr. Pepper, Inc.	12,098	433,350
Molson Coors Beverage Co., Class B	2,590	124,294
Monster Beverage Corp. (A)	5,429	472,106
PepsiCo, Inc.	19,689	3,214,426

		8,064,068

Biotechnology - 2.2%
AbbVie, Inc.	25,175	3,378,737
Amgen, Inc.	7,632	1,720,253
Biogen, Inc. (A)	2,090	558,030
Gilead Sciences, Inc.	18,092	1,116,095
Incyte Corp. (A)	2,820	187,925
Moderna, Inc. (A)	5,006	591,959
Regeneron Pharmaceuticals, Inc. (A)	1,560	1,074,637
Vertex Pharmaceuticals, Inc. (A)	3,690	1,068,403

		9,696,039

Building Products - 0.4%
A.O. Smith Corp.	1,737	84,383
Allegion PLC	1,266	113,535
Carrier Global Corp.	12,035	427,965
Fortune Brands Home & Security, Inc.	1,837	98,628
Johnson Controls International PLC	10,080	496,138
Masco Corp.	3,205	149,641
Trane Technologies PLC	3,318	480,480

		1,850,770

Capital Markets - 2.4%
Ameriprise Financial, Inc.	1,596	402,112
Bank of New York Mellon Corp.	10,790	415,631
BlackRock, Inc.	2,147	1,181,451
Cboe Global Markets, Inc.	1,460	171,360
Charles Schwab Corp.	21,741	1,562,526
CME Group, Inc.	5,187	918,773
FactSet Research Systems, Inc.	516	206,457
Franklin Resources, Inc.	3,627	78,053
Goldman Sachs Group, Inc.	4,815	1,411,036
Invesco Ltd.	4,821	66,048
MarketAxess Holdings, Inc.	533	118,587
Moody’s Corp.	2,271	552,103
Morgan Stanley	19,067	1,506,484
MSCI, Inc.	1,176	496,025
Nasdaq, Inc.	4,728	267,983
Northern Trust Corp.	2,998	256,509
Raymond James Financial, Inc.	2,803	276,992
State Street Corp.	5,336	324,482
T. Rowe Price Group, Inc.	3,232	339,392

		10,552,004

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,204	745,667
Albemarle Corp.	1,693	447,697
Celanese Corp.	1,471	132,890
CF Industries Holdings, Inc.	3,037	292,311
Corteva, Inc.	10,253	585,959
Dow, Inc.	10,546	463,286
DuPont de Nemours, Inc.	7,259	365,854
Eastman Chemical Co.	1,940	137,837
Ecolab, Inc.	3,599	519,767
FMC Corp.	1,714	181,170
International Flavors & Fragrances, Inc.	3,605	327,442

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	7,071	$ 1,906,271
LyondellBasell Industries NV, Class A	3,633	273,492
Mosaic Co.	5,085	245,758
PPG Industries, Inc.	3,431	379,777
Sherwin-Williams Co.	3,417	699,631

		7,704,809

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,261	489,507
Copart, Inc. (A)	3,048	324,307
Republic Services, Inc.	2,978	405,127
Rollins, Inc.	3,245	112,537
Waste Management, Inc.	5,446	872,504

		2,203,982

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	3,272	369,376
Cisco Systems, Inc.	58,508	2,340,320
F5, Inc. (A)	843	122,008
Juniper Networks, Inc.	4,242	110,801
Motorola Solutions, Inc.	2,422	542,455

		3,484,960

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,069	263,570

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	865	278,608
Vulcan Materials Co.	1,908	300,911

		579,519

Consumer Finance - 0.9%
American Express Co.	8,540	1,152,132
Capital One Financial Corp.	5,582	514,493
Discover Financial Services	3,921	356,497
S&P Global, Inc.	4,870	1,487,055
Synchrony Financial	6,944	195,751

		3,705,928

Containers & Packaging - 0.3%
Amcor PLC	20,858	223,806
Avery Dennison Corp.	1,213	197,355
Ball Corp.	4,466	215,797
International Paper Co.	5,166	163,762
Packaging Corp. of America	1,320	148,223
Sealed Air Corp.	1,995	88,798
WestRock Co.	3,490	107,806

		1,145,547

Distributors - 0.2%
Genuine Parts Co.	1,964	293,265
LKQ Corp.	3,525	166,204
Pool Corp.	545	173,424

		632,893

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	25,715	6,866,419
Intercontinental Exchange, Inc.	7,967	719,819

		7,586,238

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	100,467	1,541,164

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	13,824	$ 100,638
Verizon Communications, Inc.	59,871	2,273,302

		3,915,104

Electric Utilities - 2.0%
Alliant Energy Corp.	3,681	195,056
American Electric Power Co., Inc.	7,423	641,718
Constellation Energy Corp.	4,679	389,246
Duke Energy Corp.	11,102	1,032,708
Edison International	5,425	306,947
Entergy Corp.	2,901	291,928
Evergy, Inc.	3,217	191,090
Eversource Energy	4,986	388,709
Exelon Corp.	14,063	526,800
FirstEnergy Corp.	8,321	307,877
NextEra Energy, Inc.	28,010	2,196,264
NRG Energy, Inc.	3,424	131,036
PG&E Corp. (A)	22,964	287,050
Pinnacle West Capital Corp.	1,592	102,700
PPL Corp.	10,412	263,944
Southern Co.	15,322	1,041,896
Xcel Energy, Inc.	7,674	491,136

		8,786,105

Electrical Equipment - 0.5%
AMETEK, Inc.	3,356	380,604
Eaton Corp. PLC	5,765	768,820
Emerson Electric Co.	8,398	614,902
Generac Holdings, Inc. (A)	875	155,873
Rockwell Automation, Inc.	1,658	356,652

		2,276,851

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	8,452	565,946
CDW Corp.	1,932	301,547
Corning, Inc.	10,828	314,228
Keysight Technologies, Inc. (A)	2,599	408,979
TE Connectivity Ltd.	4,665	514,829
Teledyne Technologies, Inc. (A)	649	219,018
Trimble, Inc. (A)	3,667	199,008
Zebra Technologies Corp., Class A (A)	721	188,909

		2,712,464

Energy Equipment & Services - 0.3%
Baker Hughes Co.	13,274	278,223
Halliburton Co.	13,111	322,793
Schlumberger NV	20,423	733,186

		1,334,202

Entertainment - 1.3%
Activision Blizzard, Inc.	10,136	753,510
Electronic Arts, Inc.	3,988	461,451
Live Nation Entertainment, Inc. (A)	1,854	140,978
Netflix, Inc. (A)	6,220	1,464,437
Walt Disney Co. (A)	25,975	2,450,222
Warner Bros Discovery, Inc. (A)	31,325	360,238

		5,630,836

Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.	2,117	296,782
American Tower Corp.	6,642	1,426,037
AvalonBay Communities, Inc.	1,984	365,433
Boston Properties, Inc.	2,150	161,186
Camden Property Trust	1,550	185,148
Crown Castle, Inc.	6,247	903,004

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	4,036	$ 400,290
Duke Realty Corp.	5,602	270,016
Equinix, Inc.	1,314	747,456
Equity Residential	4,871	327,429
Essex Property Trust, Inc.	904	218,976
Extra Space Storage, Inc.	1,912	330,222
Federal Realty Investment Trust	978	88,137
Healthpeak Properties, Inc.	7,415	169,952
Host Hotels & Resorts, Inc.	10,048	159,562
Invitation Homes, Inc.	8,256	278,805
Iron Mountain, Inc.	3,953	173,813
Kimco Realty Corp.	9,235	170,016
Mid-America Apartment Communities, Inc.	1,586	245,941
Prologis, Inc.	10,669	1,083,970
Public Storage	2,160	632,470
Realty Income Corp.	8,517	495,689
Regency Centers Corp.	2,116	113,947
SBA Communications Corp.	1,563	444,908
Simon Property Group, Inc.	4,634	415,901
UDR, Inc.	4,404	183,691
Ventas, Inc.	5,842	234,673
VICI Properties, Inc.	13,908	415,154
Vornado Realty Trust	2,133	49,400
Welltower, Inc.	6,583	423,419
Weyerhaeuser Co.	10,655	304,307

		11,715,734

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	6,315	2,982,385
Kroger Co.	9,159	400,706
Sysco Corp.	7,170	506,991
Walgreens Boots Alliance, Inc.	10,395	326,403
Walmart, Inc.	20,295	2,632,262

		6,848,747

Food Products - 1.1%
Archer-Daniels-Midland Co.	7,963	640,623
Campbell Soup Co.	2,816	132,690
Conagra Brands, Inc.	6,952	226,844
General Mills, Inc.	8,713	667,503
Hershey Co.	2,060	454,168
Hormel Foods Corp.	3,927	178,443
J.M. Smucker Co.	1,592	218,757
Kellogg Co.	3,542	246,736
Kraft Heinz Co.	11,341	378,222
Lamb Weston Holdings, Inc.	2,045	158,242
McCormick & Co., Inc.	3,570	254,434
Mondelez International, Inc., Class A	19,953	1,094,023
Tyson Foods, Inc., Class A	4,249	280,136

		4,930,821

Gas Utilities - 0.1%
Atmos Energy Corp.	2,039	207,672

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	24,965	2,415,613
ABIOMED, Inc. (A)	634	155,749
Align Technology, Inc. (A)	1,008	208,767
Baxter International, Inc.	7,190	387,253
Becton Dickinson & Co.	4,113	916,500
Boston Scientific Corp. (A)	20,651	799,813
Cooper Cos., Inc.	673	177,605
DENTSPLY SIRONA, Inc.	2,988	84,710
Dexcom, Inc. (A)	5,558	447,641
Edwards Lifesciences Corp. (A)	8,983	742,265
Hologic, Inc. (A)	3,407	219,820

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. (A)	1,216	$ 396,173
Intuitive Surgical, Inc. (A)	5,178	970,564
Medtronic PLC	18,816	1,519,392
ResMed, Inc.	2,111	460,831
STERIS PLC	1,428	237,448
Stryker Corp.	4,857	983,737
Teleflex, Inc.	648	130,546
Zimmer Biomet Holdings, Inc.	2,994	313,023

		11,567,450

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	2,199	297,591
Cardinal Health, Inc.	3,840	256,051
Centene Corp. (A)	8,268	643,333
Cigna Corp.	4,344	1,205,330
CVS Health Corp.	18,716	1,784,945
DaVita, Inc. (A)	903	74,741
Elevance Health, Inc.	3,381	1,535,786
HCA Healthcare, Inc.	3,065	563,316
Henry Schein, Inc. (A)	2,111	138,841
Humana, Inc.	1,791	868,975
Laboratory Corp. of America Holdings	1,325	271,373
McKesson Corp.	2,068	702,851
Molina Healthcare, Inc. (A)	839	276,736
Quest Diagnostics, Inc.	1,621	198,881
UnitedHealth Group, Inc.	13,335	6,734,708
Universal Health Services, Inc., Class B	950	83,771

		15,637,229

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (A)	565	928,414
Caesars Entertainment, Inc. (A)	2,875	92,747
Carnival Corp. (A)	14,230	100,037
Chipotle Mexican Grill, Inc. (A)	394	592,087
Darden Restaurants, Inc.	1,764	222,828
Domino’s Pizza, Inc.	538	166,888
Expedia Group, Inc. (A)	2,065	193,470
Hilton Worldwide Holdings, Inc.	4,035	486,702
Las Vegas Sands Corp. (A)	4,631	173,755
Marriott International, Inc., Class A	3,893	545,565
McDonald’s Corp.	10,417	2,403,619
MGM Resorts International	5,146	152,939
Norwegian Cruise Line Holdings Ltd. (A)	5,945	67,535
Royal Caribbean Cruises Ltd. (A)	3,019	114,420
Starbucks Corp.	16,370	1,379,336
Wynn Resorts Ltd. (A)	1,495	94,230
Yum! Brands, Inc.	4,118	437,908

		8,152,480

Household Durables - 0.3%
D.R. Horton, Inc.	4,668	314,390
Garmin Ltd.	2,218	178,128
Lennar Corp., Class A	3,716	277,028
Mohawk Industries, Inc. (A)	784	71,493
Newell Brands, Inc.	5,053	70,186
NVR, Inc. (A)	43	171,444
PulteGroup, Inc.	3,474	130,275
Whirlpool Corp.	820	110,544

		1,323,488

Household Products - 1.4%
Church & Dwight Co., Inc.	3,465	247,540
Clorox Co.	1,685	216,337
Colgate-Palmolive Co.	12,096	849,744

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Kimberly-Clark Corp.	4,876	$ 548,745
Procter & Gamble Co.	33,898	4,279,622

		6,141,988

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	9,783	221,096

Industrial Conglomerates - 0.9%
3M Co.	8,082	893,061
General Electric Co.	15,872	982,636
Honeywell International, Inc.	9,557	1,595,732
Roper Technologies, Inc.	1,499	539,100

		4,010,529

Insurance - 2.2%
Aflac, Inc.	8,437	474,159
Allstate Corp.	3,988	496,626
American International Group, Inc.	11,251	534,198
Aon PLC, Class A	3,067	821,557
Arthur J Gallagher & Co.	2,979	510,064
Assurant, Inc.	771	112,003
Brown & Brown, Inc.	3,440	208,051
Chubb Ltd.	5,947	1,081,640
Cincinnati Financial Corp.	2,217	198,577
Everest Re Group Ltd.	552	144,867
Globe Life, Inc.	1,242	123,827
Hartford Financial Services Group, Inc.	4,809	297,870
Lincoln National Corp.	2,300	100,993
Loews Corp.	2,640	131,578
Marsh & McLennan Cos., Inc.	7,238	1,080,561
MetLife, Inc.	10,001	607,861
Principal Financial Group, Inc.	3,227	232,828
Progressive Corp.	8,439	980,696
Prudential Financial, Inc.	5,435	466,214
Travelers Cos., Inc.	3,402	521,186
W.R. Berkley Corp.	2,914	188,186
Willis Towers Watson PLC	1,658	333,159

		9,646,701

Interactive Media & Services - 4.8%
Alphabet, Inc., Class A (A)	85,479	8,176,066
Alphabet, Inc., Class C (A)	76,344	7,340,476
Match Group, Inc. (A)	3,886	185,557
Meta Platforms, Inc., Class A (A)	32,419	4,398,610
Twitter, Inc. (A)	9,573	419,680

		20,520,389

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (A)	126,440	14,287,720
eBay, Inc.	8,150	300,001
Etsy, Inc. (A)	1,705	170,722

		14,758,443

IT Services - 4.3%
Accenture PLC, Class A	8,919	2,294,859
Akamai Technologies, Inc. (A)	2,234	179,435
Automatic Data Processing, Inc.	5,849	1,322,985
Broadridge Financial Solutions, Inc., ADR	1,712	247,076
Cognizant Technology Solutions Corp., Class A	7,560	434,246
DXC Technology Co. (A)	3,390	82,987
EPAM Systems, Inc. (A)	816	295,547
Fidelity National Information Services, Inc.	8,824	666,830
Fiserv, Inc. (A)	9,107	852,142
FleetCor Technologies, Inc. (A)	1,096	193,082
Gartner, Inc. (A)	1,131	312,936

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Global Payments, Inc.	4,082	$ 441,060
International Business Machines Corp.	12,868	1,528,847
Jack Henry & Associates, Inc.	1,003	182,817
Mastercard, Inc., Class A	12,124	3,447,338
Paychex, Inc.	4,552	510,780
PayPal Holdings, Inc. (A)	16,222	1,396,228
VeriSign, Inc. (A)	1,324	229,979
Visa, Inc., Class A	23,250	4,130,363

		18,749,537

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,823	122,907

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	4,230	514,156
Bio-Rad Laboratories, Inc., Class A (A)	292	121,805
Bio-Techne Corp.	573	162,732
Charles River Laboratories International, Inc. (A)	681	134,021
Danaher Corp.	9,322	2,407,779
Illumina, Inc. (A)	2,269	432,902
IQVIA Holdings, Inc. (A)	2,741	496,505
Mettler-Toledo International, Inc. (A)	330	357,760
PerkinElmer, Inc.	1,731	208,291
Thermo Fisher Scientific, Inc.	5,578	2,829,106
Waters Corp. (A)	843	227,214
West Pharmaceutical Services, Inc.	1,057	260,107

		8,152,378

Machinery - 1.6%
Caterpillar, Inc.	7,462	1,224,365
Cummins, Inc.	2,040	415,160
Deere & Co.	3,908	1,304,842
Dover Corp.	2,119	247,033
Fortive Corp.	5,111	297,971
IDEX Corp.	1,033	206,445
Illinois Tool Works, Inc.	4,095	739,762
Ingersoll Rand, Inc.	5,839	252,595
Nordson Corp.	732	155,382
Otis Worldwide Corp.	6,002	382,928
PACCAR, Inc.	4,938	413,261
Parker-Hannifin Corp.	1,827	442,700
Pentair PLC	2,199	89,345
Snap-on, Inc.	782	157,456
Stanley Black & Decker, Inc.	2,241	168,546
Westinghouse Air Brake Technologies Corp.	2,546	207,117
Xylem, Inc.	2,502	218,575

		6,923,483

Media - 0.7%
Charter Communications, Inc., Class A (A)	1,644	498,707
Comcast Corp., Class A	62,901	1,844,886
DISH Network Corp., Class A (A)	3,276	45,307
Fox Corp., Class A	4,345	133,305
Fox Corp., Class B	2,115	60,277
Interpublic Group of Cos., Inc.	5,370	137,472
News Corp., Class A	5,016	75,792
News Corp., Class B	1,610	24,826
Omnicom Group, Inc.	2,873	181,258
Paramount Global, Class B	7,190	136,898

		3,138,728

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	20,523	560,894

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Newmont Corp.	11,163	$ 469,181
Nucor Corp.	3,856	412,553

		1,442,628

Multi-Utilities - 0.9%
Ameren Corp.	3,681	296,505
CenterPoint Energy, Inc.	9,049	255,001
CMS Energy Corp.	4,162	242,395
Consolidated Edison, Inc.	5,000	428,800
Dominion Energy, Inc.	11,710	809,278
DTE Energy Co.	2,759	317,423
NiSource, Inc.	5,416	136,429
Public Service Enterprise Group, Inc.	7,243	407,274
Sempra Energy	4,543	681,177
WEC Energy Group, Inc.	4,556	407,443

		3,981,725

Multiline Retail - 0.5%
Dollar General Corp.	3,306	792,977
Dollar Tree, Inc. (A)	3,205	436,200
Target Corp.	6,671	989,910

		2,219,087

Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	4,891	167,223
Chevron Corp.	25,641	3,683,843
ConocoPhillips	18,171	1,859,620
Coterra Energy, Inc.	11,767	307,354
Devon Energy Corp.	9,323	560,592
Diamondback Energy, Inc.	2,491	300,066
EOG Resources, Inc.	8,451	944,230
EQT Corp.	5,277	215,038
Exxon Mobil Corp.	59,553	5,199,572
Hess Corp.	4,009	436,941
Kinder Morgan, Inc.	27,777	462,209
Marathon Oil Corp.	10,704	241,696
Marathon Petroleum Corp.	7,100	705,243
Occidental Petroleum Corp.	10,610	651,985
ONEOK, Inc.	6,484	332,240
Phillips 66	6,814	550,026
Pioneer Natural Resources Co.	3,398	735,769
Valero Energy Corp.	5,776	617,166
Williams Cos., Inc.	17,257	494,068

		18,464,881

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,348	722,833

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	30,403	2,161,349
Catalent, Inc. (A)	2,459	177,933
Eli Lilly & Co.	11,236	3,633,161
Johnson & Johnson	37,435	6,115,382
Merck & Co., Inc.	36,070	3,106,348
Organon & Co.	3,320	77,688
Pfizer, Inc.	79,911	3,496,905
Viatris, Inc.	17,706	150,855
Zoetis, Inc.	6,789	1,006,741

		19,926,362

Professional Services - 0.4%
CoStar Group, Inc. (A)	5,638	392,687
Equifax, Inc.	1,747	299,488
Jacobs Solutions, Inc.	1,737	188,447
Leidos Holdings, Inc.	1,907	166,805
Nielsen Holdings PLC	5,051	140,014

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc.	1,465	$ 112,073
Verisk Analytics, Inc.	2,210	376,871

		1,676,385

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,601	310,614

Road & Rail - 0.9%
CSX Corp.	31,375	835,830
JB Hunt Transport Services, Inc.	1,140	178,319
Norfolk Southern Corp.	3,442	721,615
Old Dominion Freight Line, Inc.	1,336	332,357
Union Pacific Corp.	8,825	1,719,286

		3,787,407

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (A)	22,757	1,441,883
Analog Devices, Inc.	7,546	1,051,460
Applied Materials, Inc.	12,387	1,014,867
Broadcom, Inc.	5,753	2,554,390
Enphase Energy, Inc. (A)	1,908	529,413
Intel Corp.	58,535	1,508,447
KLA Corp.	2,019	611,010
Lam Research Corp.	2,003	733,098
Microchip Technology, Inc.	7,880	480,916
Micron Technology, Inc.	16,122	807,712
Monolithic Power Systems, Inc.	625	227,125
NVIDIA Corp.	35,653	4,327,918
NXP Semiconductors NV	3,800	560,538
ON Semiconductor Corp. (A)	6,309	393,240
Qorvo, Inc. (A)	1,492	118,480
QUALCOMM, Inc.	16,000	1,807,680
Skyworks Solutions, Inc.	2,226	189,811
SolarEdge Technologies, Inc. (A)	804	186,094
Teradyne, Inc.	2,241	168,411
Texas Instruments, Inc.	12,966	2,006,877

		20,719,370

Software - 8.4%
Adobe, Inc. (A)	6,651	1,830,355
ANSYS, Inc. (A)	1,205	267,149
Autodesk, Inc. (A)	3,078	574,971
Cadence Design Systems, Inc. (A)	3,910	639,011
Ceridian HCM Holding, Inc. (A)	1,817	101,534
Citrix Systems, Inc.	1,684	175,136
Fortinet, Inc. (A)	9,315	457,646
Intuit, Inc.	3,967	1,536,499
Microsoft Corp.	106,319	24,761,695
NortonLifeLock, Inc.	8,717	175,560
Oracle Corp.	21,628	1,320,822
Paycom Software, Inc. (A)	671	221,423
PTC, Inc. (A)	1,439	150,519
Salesforce, Inc. (A)	14,183	2,040,083
ServiceNow, Inc. (A)	2,890	1,091,293
Synopsys, Inc. (A)	2,212	675,788
Take-Two Interactive Software, Inc. (A)	2,185	238,165
Tyler Technologies, Inc. (A)	568	197,380

		36,455,029

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	828	129,450
AutoZone, Inc. (A)	283	606,166
Bath & Body Works, Inc.	3,564	116,187
Best Buy Co., Inc.	2,942	186,346
CarMax, Inc. (A)	2,261	149,271
Home Depot, Inc.	14,594	4,027,068

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Cos., Inc.	9,100	$ 1,709,071
O’Reilly Automotive, Inc. (A)	932	655,522
Ross Stores, Inc.	5,103	430,030
TJX Cos., Inc.	16,944	1,052,561
Tractor Supply Co.	1,632	303,356
Ulta Beauty, Inc. (A)	752	301,695

		9,666,723

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	215,520	29,784,864
Hewlett Packard Enterprise Co.	18,605	222,888
HP, Inc.	12,958	322,913
NetApp, Inc.	3,225	199,466
Seagate Technology Holdings PLC	2,820	150,109
Western Digital Corp. (A)	4,282	139,379

		30,819,619

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	17,819	1,481,115
Ralph Lauren Corp.	631	53,591
Tapestry, Inc.	3,434	97,629
VF Corp.	4,345	129,959

		1,762,294

Tobacco - 0.7%
Altria Group, Inc.	26,108	1,054,241
Philip Morris International, Inc.	22,116	1,835,849

		2,890,090

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,325	383,283
United Rentals, Inc. (A)	1,044	282,005
WW Grainger, Inc.	594	290,579

		955,867

Water Utilities - 0.1%
American Water Works Co., Inc.	2,579	335,683

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	8,496	1,139,908

Total Common Stocks (Cost $398,656,513)		430,399,297

Total Investments (Cost $398,656,513)		430,399,297
Net Other Assets (Liabilities) - 0.5%		2,130,737

Net Assets - 100.0%		$ 432,530,034

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	8	12/16/2022	$1,511,987	$1,440,600	$—	$(71,387)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$430,399,297	$—	$—	$430,399,297

Total Investments	$430,399,297	$—	$—	$430,399,297

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(71,387)	$—	$—	$(71,387)

Total Other Financial Instruments	$(71,387)	$—	$—	$(71,387)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 7

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 8